Schedule of Investments (unaudited) July 31, 2019	BlackRock Long-Horizon Equity Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 97.0%

Brazil — 3.7%
Itau Unibanco Holding SA, Preference Shares — ADR	1,060,875	$9,707,006

China — 6.2%
Alibaba Group Holding Ltd. — ADR(a)	49,520	8,572,407
ANTA Sports Products Ltd.	1,041,000	7,770,996

		16,343,403

Germany — 3.7%
Deutsche Post AG, Registered Shares	296,376	9,640,081

India — 3.5%
HDFC Bank Ltd.	277,207	9,042,366

Ireland — 3.6%
Medtronic PLC	93,799	9,561,870

Japan — 4.2%
Sony Corp.	193,500	11,005,102

Netherlands — 3.1%
ASML Holding NV	36,347	8,098,993

Spain — 6.6%
Bankinter SA	961,968	6,240,028
Industria de Diseno Textil SA	368,810	11,035,648

		17,275,676

Sweden — 6.9%
Assa Abloy AB, Class B	456,676	10,474,838
Hexagon AB, Class B	156,408	7,578,333

		18,053,171

Switzerland — 5.9%
Nestle SA, Registered Shares	146,899	15,584,100

United Kingdom — 7.0%
British American Tobacco PLC	239,159	8,521,841
Reckitt Benckiser Group PLC	128,170	9,907,961

		18,429,802

United States — 42.6%
Alphabet, Inc., Class C(a)	9,501	11,559,677
Boston Scientific Corp.(a)	298,549	12,676,391
Cognex Corp.	120,409	5,299,200
Comcast Corp., Class A	310,067	13,385,592
First Republic Bank	105,414	10,473,935

Security	Shares	Value

United States (continued)
Honeywell International, Inc.	65,299	$11,261,466
Intuit, Inc.	33,003	9,152,062
Mastercard, Inc., Class A	44,578	12,137,252
Thermo Fisher Scientific, Inc.	35,733	9,922,339
UnitedHealth Group, Inc.	64,028	15,943,612

		111,811,526

Total Common Stocks — 97.0% (Cost — $198,091,221)		254,553,096

	Par (000)

Corporate Bonds — 0.0%

China — 0.0%
China Milk Products Group Ltd., 0.00%, 01/15/12(a)(b)(c)(d)	$1,000	10,000

Total Corporate Bonds — 0.0% (Cost — $1,000,000)		10,000

	Shares

Preferred Securities — 2.8%

United States — 2.8%
Proteus Digital Health, (Acquired 7/22/14, cost $7,000,007), 0.00%,(a)(e)(f)	532,725	7,346,278

Total Preferred Securities — 2.8% (Cost — $7,000,007)		7,346,278

Total Long-Term Investments — 99.8% (Cost — $206,091,228)		261,909,374

Short-Term Securities — 0.2%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.20%(g)(h)	407,790	407,790

Total Short-Term Securities — 0.2% (Cost — $407,790)		407,790

Total Investments — 100.0% (Cost — $206,499,018)		262,317,164

Liabilities in Excess of Other Assets — (0.0)%		(27,891)

Net Assets — 100.0%		$262,289,273

(a)	Non-income producing security.
(b)	Issuer filed for bankruptcy and/or is in default.
(c)	Zero-coupon bond.
(d)	Convertible security.
(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)

Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $7,346,278 representing 2.8% of its net assets as of period end, and an original cost of $7,000,007.

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Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock Long-Horizon Equity Fund

(g)	Annualized 7-day yield as of period end.
(h)

During the period ended July 31, 2019, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 10/31/18	Net Activity	Shares Held at 07/31/19	Value at 07/31/19	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	291,983	115,807	407,790	$407,790	$24,833		$—	$—
SL Liquidity Series, LLC, Money Market Series*	191,393	(191,393)	—	—	4,585	(b)	697	9

				$407,790	$29,418		$697	$9

(a)	Includes net capital gain distributions, if applicable.
(b)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

*	As of period end, the entity is no longer held by the Fund.

Portfolio Abbreviations

ADR	American Depositary Receipts

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments is based on the pricing transparency of the investments. and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments refer to the Fund’s most recent financial statements as contained in its semi-annual report.

2

Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock Long-Horizon Equity Fund

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Brazil	$9,707,006	$—	$—	$9,707,006
China	8,572,407	7,770,996	—	16,343,403
Germany	—	9,640,081	—	9,640,081
India	—	9,042,366	—	9,042,366
Ireland	9,561,870	—	—	9,561,870
Japan	—	11,005,102	—	11,005,102
Netherlands	—	8,098,993	—	8,098,993
Spain	—	17,275,676	—	17,275,676
Sweden	—	18,053,171	—	18,053,171
Switzerland	—	15,584,100	—	15,584,100
United Kingdom	—	18,429,802	—	18,429,802
United States	111,811,526	—	—	111,811,526
Corporate Bonds	—	10,000	—	10,000
Preferred Securities	—	—	7,346,278	7,346,278
Short-Term Securities	407,790	—	—	407,790

	$140,060,599	$114,910,287	$7,346,278	$262,317,164

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Preferred Securities	Total
Assets:
Opening balance, as of October 31, 2018	$7,724,512	$7,724,512
Transfers into Level 3	—	—
Transfers out of Level 3	—	—
Accrued discounts/premiums	—	—
Net realized gain (loss)	—	—
Net change in unrealized appreciation (depreciation)(a)	(378,234)	(378,234)
Purchases	—	—
Sales	—

Closing balance, as of July 31, 2019	$7,346,278	$7,346,278

Net change in unrealized appreciation (depreciation) on investments still held at July 31, 2019(a)	$(378,234)	$(378,234)

(a)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at July 31, 2019 is generally due to investments no longer held or categorized as Level 3 at period end.

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Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock Long-Horizon Equity Fund

The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) to determine the value of certain of the Fund’s Level 3 investments as of period end.

	Value	Valuation Approach	Unobservable Inputs	Unobservable Inputs Utilized (a)
Assets:
Preferred Securities	$7,346,278	Market	Revenue Multiple Time to Exit Volatility	18.00x 1.9 years 59%

(a)	A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.

4